Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of consolidated balance sheet information related to leases

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
ASSETS
Operating lease right-of-use assets, net	33,204	12,484	1,758
LIABILITIES
Operating lease liabilities, current	12,439	2,709	382
Operating lease liabilities, non-current	26,482	5,348	753
Total	38,921	8,057	1,135

Schedule of supplemental cash flow information related to leases

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2(d))
Cash paid for amounts included in the measurement of lease liabilities	26,000	15,048	15,169	2,136
Right-of-use assets obtained in exchange for operating lease liabilities	43,855	5,642	8,619	1,214

Schedule of maturities of lease liabilities (excluding short-term leases)

	As of December 31,
	2022	2023
Weighted average remaining lease term (years)	8.08	5.07
Weighted average discount rate	5%	5%

As of December 31, 2023, maturities of lease liabilities (excluding lease payments of RMB286 for the leases with lease terms less than one year) are as follows:

As of December 31,
2023
RMB
2024	2,676
2025	2,112
2026	2,089
2027	2,003
2028 and thereafter	1,127
Total minimum lease payments	10,007
Less: interest	(1,950)
Present value of lease obligations	8,057